Other operating income - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income	¥ 154,129	$ 21,697	¥ 131,879	¥ 132,083
Dividend income from quoted equity securities	0	0	13	168
Gain on disposal of associate	0	0	1,329	0
Gain on disposal of property, plant and equipment	778	110	6,535	1,224
Gain on disposal of quoted equity securities	0	0	2,291	5,416
Gain on disposal of right-of-use assets	7,632	1,074	3,929	14,714
Gain on disposal of subsidiary	113,042	15,913	0	0
Recognition of net gain upon fulfillment of performance obligation relating to capitalized contract asset	11,696	1,646	0	0
Government grants	171,937	24,204	176,264	152,932
Fair value gain on quoted equity securities	0	0	0	138
Others	10,086	1,421	12,109	19,496
Other operating income	¥ 469,300	$ 66,065	¥ 334,349	¥ 326,171